Related Parties - Additional Information (Detail) - USD ($)							1 Months Ended		3 Months Ended	5 Months Ended	8 Months Ended	9 Months Ended
	Mar. 11, 2022	Nov. 26, 2021	Nov. 22, 2021	Oct. 28, 2021	Jun. 30, 2021	May 06, 2021	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021 [1]	Dec. 31, 2021	Sep. 30, 2022
Related Party Transaction [Line Items]
Stock shares issued during the period for services value										$ 25,000	$ 25,000
Equity securities accounted for at cost, the excess of the carrying amount							$ 623,500	$ 623,500
Proceeds from issuance or sale of equity							(1,123,500)	1,123,500
Offering costs							500,000	500,000
Convertible Note – related party							$ 0	$ 0	$ 300,000		0	$ 300,000
IPO [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares		20,010,000
Sponsor [Member]
Related Party Transaction [Line Items]
Stock forfeited during the period Value		$ 0
Share-based compensation arrangement by share-based payment award, options, forfeitures in period		150,000
Sponsor [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month											10,000	10,000
Related party transaction terms		15 months (or 18 months from the closing of the Initial Public Offering if we have filed a proxy statement, registration statement or similar filing for an initial Business Combination but have not completed the initial Business Combination within such 15-month period, or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).
Related party transaction expenses from transactions with related party									$ 60,000		40,000	180,000
Sponsor [Member] | General and Administrative Expense [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month	$ 20,000
Sponsor [Member] | Services Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction fees payable per month											$ 10,000	$ 10,000
Percentage of success fee payable on distributions attributable to sponsor							11.24%	11.24%	11.24%		11.24%	11.24%
Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value						$ 300,000
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Convertible Note – related party							$ 0	$ 0	$ 300,000		$ 0	$ 300,000
Working capital loans convertible into equity warrants							$ 1,500,000	$ 1,500,000	$ 1,500,000		$ 1,500,000	$ 1,500,000
Debt instrument conversion price per share							$ 1	$ 1	$ 1		$ 1	$ 1
Bank overdrafts							$ 0	$ 0			$ 0
Common Class A [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding							0	0	0		0	0
Common Class A [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, shares, conversion of units					75,000
Common Class A [Member] | Sponsor [Member] | Restriction On Transfer Of Sponsor Shares [Member]
Related Party Transaction [Line Items]
Lock in period of shares											1 year	1 year
Share price							$ 12	$ 12	$ 12		$ 12	$ 12
Number of trading days for determining share price											20 days	20 days
Number of consecutive trading days for determining the share price											30 days	30 days
Waiting period after which the share trading days are considered											150 days	150 days
Common Class B [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding							5,002,500	5,002,500	5,002,500		5,002,500	5,002,500
Common Class B [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares						5,750,000
Stock shares issued during the period for services value						$ 25,000
Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock issued during the period shares		150,000
Stock issued during period, value, new issues		$ 500,000
Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period for services shares			690,000
Stock shares issued during the period for services value			$ 0
Stock forfeited during the period shares				1,437,500
Common stock, shares outstanding				4,312,500
Stock forfeited during the period Value				$ 0
Class B Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding			5,002,500

[1]	Includes an aggregate of up to 562,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The over-allotment option was exercised in full and as such the shares are no longer subject to forfeiture.